Commitment and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Commitment and Contingencies (Tables) [Line Items]
Schedule of operations and comprehensive loss
		Nine Months Ended September 30,
	Classification	2021	2020
Operating lease costs	Research and development	$916	$659
	General and administrative	1,039	1,297
Variable lease costs(1)	Research and development	286	162
	General and administrative	326	306
Total lease costs		$2,567	$2,424

	Classification	Year Ended December 31, 2020
Operating lease costs	Research and development	$939
	General and administrative	1,669
Variable lease costs(1)	Research and development	240
	General and administrative	410
Total lease costs		$3,258